Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Fair Value of Convertible Notes Derivative Liability (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of convertible notes derivative liability	$ 586,749	$ 320,794	$ 245,988
Level 1 [Member]
Fair value of convertible notes derivative liability
Level 2 [Member]
Fair value of convertible notes derivative liability
Level 3 [Member]
Fair value of convertible notes derivative liability	$ 586,749	$ 320,794	$ 245,988